Fair value estimation - Maturity of financial instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value estimation
Borrowings	£ (4,051)	£ (4,812)
Non-derivative financial instruments	(4,051)	(4,812)
Net derivative inflow/(outflow)	(97)	(49)
Net inflow/(outflow)	(4,148)	(4,861)
Less than 1 year
Fair value estimation
Borrowings	(1,225)	(1,209)
Non-derivative financial instruments	(1,225)	(1,209)
Net derivative inflow/(outflow)	(25)	(44)
Net inflow/(outflow)	(1,250)	(1,253)
Between 1 and 5 years
Fair value estimation
Borrowings	(1,848)	(2,601)
Non-derivative financial instruments	(1,848)	(2,601)
Net derivative inflow/(outflow)	(72)	(4)
Net inflow/(outflow)	(1,920)	(2,605)
Over 5 years
Fair value estimation
Borrowings	(978)	(1,003)
Non-derivative financial instruments	(978)	(1,003)
Net inflow/(outflow)	(978)	(1,003)
Cross-currency interest rate swaps
Fair value estimation
Outflow	(1,742)	(2,162)
Inflow	1,648	2,103
Cross-currency interest rate swaps | Less than 1 year
Fair value estimation
Outflow	(47)	(454)
Inflow	25	400
Cross-currency interest rate swaps | Between 1 and 5 years
Fair value estimation
Outflow	(1,695)	(1,707)
Inflow	1,623	1,703
Interest rate swaps
Fair value estimation
Outflow		(21)
Inflow		31
Interest rate swaps | Less than 1 year
Fair value estimation
Outflow		(21)
Inflow		31
Foreign exchange swaps
Fair value estimation
Outflow	(363)	(140)
Inflow	360	140
Foreign exchange swaps | Less than 1 year
Fair value estimation
Outflow	(363)	(140)
Inflow	360	£ 140
Foreign exchange forwards
Fair value estimation
Outflow	(11)
Inflow	11
Foreign exchange forwards | Less than 1 year
Fair value estimation
Outflow	(11)
Inflow	£ 11